Segment reporting (Details) - Schedule of presents the segment information - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Segment Reporting Information [Line Items]
Revenue	$ 228,436,696	$ 221,514,742	$ 139,573,958
Merchandise costs	189,382,124	181,559,939	112,088,049
Interest expenses, net	(2,691,481)	(1,953,490)	(1,888,018)
Provision for income tax	2,179,668	3,307,048	2,655,786
Net income	3,272,569	5,522,601	4,890,837
Depreciation and amortization	1,035,569	441,893	403,159
Capital expenditures	2,815,184	2,939,471	3,414,703
Total assets	123,345,180	112,941,855	92,952,059
Total liabilities	78,732,451	90,707,418	76,988,395
Directly- Operated Physical Stores[Member]
Segment Reporting Information [Line Items]
Revenue	10,836,229	29,502,329	45,824,603
Merchandise costs	9,596,336	24,608,915	36,860,755
Interest expenses, net	(127,675)	(260,174)	(619,870)
Provision for income tax	103,396	440,447	871,941
Net income	155,240	735,525	1,605,749
Depreciation and amortization	49,123	58,853	132,364
Capital expenditures	705,690	781,023	1,633,006
Total assets	6,219,359	10,593,798	14,531,739
Total liabilities	4,588,581	12,189,004	25,368,417
Online stores [Member]
Segment Reporting Information [Line Items]
Revenue	121,164,347	111,435,341	50,464,251
Merchandise costs	98,328,079	88,899,645	38,336,001
Interest expenses, net	(1,427,579)	(982,724)	(682,630)
Provision for income tax	1,156,110	1,663,646	960,224
Net income	1,735,792	2,778,203	1,768,327
Depreciation and amortization	549,273	222,299	145,766
Capital expenditures	1,174,609	1,252,666	959,068
Total assets	67,291,828	55,595,433	42,528,146
Total liabilities	42,053,619	45,654,076	27,425,786
Franchise stores and wholesale customers [Member]
Segment Reporting Information [Line Items]
Revenue	96,436,120	80,577,072	43,285,104
Merchandise costs	81,457,709	68,051,379	36,891,293
Interest expenses, net	(1,136,227)	(710,592)	(585,518)
Provision for income tax	920,162	1,202,955	823,621
Net income	1,381,537	2,008,873	1,516,761
Depreciation and amortization	437,173	160,741	125,029
Capital expenditures	934,885	905,782	822,629
Total assets	49,833,993	46,752,624	35,892,174
Total liabilities	$ 32,090,251	$ 32,864,338	$ 24,194,192